Fair Value (Estimated Fair Value of Financial Instruments Not Carried on Balance Sheet at Fair Value) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Trading Activities [Member]
Carrying amount	¥ 10,033	¥ 8,855
Estimated fair value	10,033	8,855
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Activities Qualifying for Hedges [Member]
Carrying amount	2	9
Estimated fair value	2	9
Financial Assets [Member] | Cash and Due from Banks, Interest-Earning Deposits in Other Banks, Call Loans and Funds Sold, and Receivables Under Resale Agreements and Securities Borrowing Transactions [Member]

Carrying amount	19,486	17,465
Estimated fair value	19,486	17,465
Financial Assets [Member] | Trading Account Assets, Excluding Derivatives [Member]
Carrying amount	18,792	18,808
Estimated fair value	18,792	18,808
Financial Assets [Member] | Investment Securities [Member]
Carrying amount	58,642	54,514
Estimated fair value	59,108	55,058
Financial Assets [Member] | Loans, Net of Allowance for Credit Losses [Member]
Carrying amount	86,262	90,870
Estimated fair value	87,054	91,812
Financial Assets [Member] | Other Financial Assets [Member]
Carrying amount	4,677	4,361
Estimated fair value	4,677	4,361
Financial Liabilities [Member] | Long-Term Debt [Member]
Carrying amount	13,357	14,162
Estimated fair value	13,557	14,369
Financial Liabilities [Member] | Other Short-Term Borrowings [Member]
Carrying amount	8,488	6,097
Estimated fair value	8,488	6,097
Financial Liabilities [Member] | Trading Derivative Liabilities [Member] | Trading Activities [Member]
Carrying amount	9,878	8,520
Estimated fair value	9,878	8,520
Financial Liabilities [Member] | Trading Derivative Liabilities [Member] | Activities Qualifying for Hedges [Member]
Carrying amount		1
Estimated fair value		1
Financial Liabilities [Member] | Non-Interest-Bearing Deposits, Call Money and Funds Purchased, and Payables Under Repurchase Agreements and Securities Lending Transactions [Member]
Carrying amount	35,544	34,969
Estimated fair value	35,544	34,969
Financial Liabilities [Member] | Interest-Bearing Deposits [Member]
Carrying amount	117,894	117,868
Estimated fair value	117,960	117,972
Financial Liabilities [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Carrying amount	31	169
Estimated fair value	31	169
Financial Liabilities [Member] | Obligations to Return Securities Received as Collateral [Member]
Carrying amount	3,268	3,229
Estimated fair value	3,268	3,229
Financial Liabilities [Member] | Due to Trust Account [Member]
Carrying amount	634	1,560
Estimated fair value	634	1,560
Financial Liabilities [Member] | Other Financial Liabilities [Member]
Carrying amount	4,635	3,981
Estimated fair value	¥ 4,635	¥ 3,981